Deferred Revenue	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
5.	Deferred Revenue

On May 15, 2014, the Company entered into an agreement and subsequently received funding from an individual investor in the amount of $300,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 1.5% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 1.5% interest if the treatment is sold or the Company is sold. If the product is not approved by the FDA within 24 months the investor will have a 60 day option to receive 37,500 shares of common stock in lieu of the 1.5% interest in the product. The product was approved by the FDA during the nine month period ended April 30, 2016 and as result the investor will not receive the option to receive shares. During the nine months ended April 30, 2016, the Company recognized $300,000 as revenue because the option to receive the shares of common stock was removed, and the research and development work related to the product was completed as of April 30, 2016.

On July 22, 2014, the Company received a $3,000,000 commitment, from which the Company has the right to make capital calls, from a foundation for the research, development, marketing, commercialization, and any other activities connected to the Company’s treatment to reverse opioid overdoses, certain operating expenses, and any other purpose consistent with the goals of the foundation. In exchange for funds invested by the foundation the Company agreed to provide the foundation with pro-rata share up to a 6.0% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The foundation also has rights with respect to its 6.0% interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback interests from the foundation within two and one half years or after two and a half years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. Such buyback can be for a portion of the interest rather than for the entire interest. If the product is not approved by the FDA or an equivalent body in Europe for marketing and is not actually marketed within 24 months the foundation will have a 60 day option to receive shares of the Company’s common stock in lieu of the interest in the treatment at a rate of 10 shares for every dollar of its investment. On July 28, 2014 the Company received an initial investment of $111,470 from the foundation in exchange for a 0.22294% interest. On August 13, 2014, September 8, 2014, November 13, 2014, and February 17, 2015, the Company made capital calls of $422,344, $444,530, $1,033,614, and $988,043, respectively, from the foundation in exchange for 0.844687%, 0.888906%, 2.067228%, and 1.976085% interests, respectively, in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. The product was approved by the FDA during the nine month period ended April 30, 2016 and as result the investor will not receive the option to receive shares. During the nine months ended April 30, 2016, the Company recognized $3,000,000 as revenue because the option to receive the shares of common stock was removed, and the research and development work related to the product was completed as of April 30, 2016.

On September 9, 2014, the Company entered into an agreement and subsequently received funding from an individual investor in the amount of $500,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 0.98% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net Profit includes the pre-tax profit received by the Company derived from the sale of the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 0.98% interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback interests from the investor within two and one half years or after two and a half years but no later than four years of the investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. Such buyback can be for a portion of the interest rather than for the entire interest. If the product is not introduced to the market and not approved by the FDA or an equivalent body in Europe and not marketed within 24 months, the investor will have a 60 day option to receive 50,000 shares of common stock in lieu of the interest in the product. The product was approved by the FDA during the nine month period ended April 30, 2016 and as result the investor will not receive the option to receive shares. During the nine months ended April 30, 2016, the Company recognized $500,000 as revenue because the option to receive the shares of common stock was removed, and the research and development work related to the product was completed as of April 30, 2016.

On October 31, 2014, the Company entered into an agreement and subsequently received funding from an individual investor in the amount of $500,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 0.98% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net Profit includes the pre-tax profit received by the Company derived from the sale of the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 0.98% interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback interests from the investor within two and one half years or after two and a half years but no later than four years of the investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. Such buyback can be for a portion of the interest rather than for the entire interest. If the product is not introduced to the market and not approved by the FDA or an equivalent body in Europe and not marketed within 24 months, the investor will have a 60 day option to receive 50,000 shares of common stock in lieu of the interest in the product. The product was approved by the FDA during the nine month period ended April 30, 2016 and as result the investor will not receive the option to receive shares. During the nine months ended April 30, 2016, the Company recognized $500,000 as revenue because the option to receive the shares of common stock was removed, and the research and development work related to the product was completed as of April 30, 2016.

On September 22, 2015, the Company received a $1,600,000 commitment from a foundation, from which the Company has the right to make capital calls, for the research, development, any other activities connected to the Company’s opioid antagonist treatments for addictions and related disorders that materially rely on certain studies funded by the foundation’s investment, certain operating expenses, and any other purpose consistent with the goals of the foundation. In exchange for funds invested by the foundation the Company agreed to provide the foundation with pro-rata share up to a 2.1333% interest in the Net Profit as related to the Company’s opioid antagonist treatments for addictions and related disorders that materially rely on certain studies funded by the foundation’s investment. Net profit is defined as any pre-tax revenue received by the Company that was derived from the sale of the products less any and all expenses incurred by and payments made by the Company in connection with the products, including but not limited to an allocation of Company overhead. The foundation also has rights with respect to its 2.1333% interest if the products are sold or the Company is sold. Additionally, the Company may buyback interests from the foundation within two and one half years or after two and a half years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. Such buyback can be for a portion of the interest rather than for the entire interest. If a product is not introduced to the market within 36 months the foundation will have a 60 day option to receive shares of the Company’s common stock in lieu of the interest in the product at a rate of one-tenth of a share for every dollar of its investment. On October 6, 2015, the Company received an initial investment of $618,000 from the foundation in exchange for a 0.824% interest in the Company’s treatments covered by the commitment agreement. On December 23, 2015, the Company made a capital call of $715,500 from the foundation in exchange for a 0.954% interest in the Company’s treatments covered by the commitment agreement.

On December 8, 2015, the Company entered into an agreement with an individual investor to receive $500,000 for use by the Company for any purpose, which $500,000 was to be invested by December 18, 2015. In exchange for this funding, the Company has agreed to provide the investor with a 0.75% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net Profit includes the pre-tax profit received by the Company derived from the sale of the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 0.75% interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback interests from the investor within two and one half years or after two and a half years but no later than four years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. Such buyback can be for a portion of the interest rather than for the entire interest. The investor also had an option to invest an additional $1,000,000 by February 29, 2016 for use by the Company for any purpose in exchange for a 1.50% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. If such investment were made, then the investor also would have rights with respect to its 1.50% interest if the treatment were sold or the Company were sold. Additionally, the Company would be able to buyback interests from the investor within two and one half years or after two and a half years but no later than four years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. Such buyback could be for a portion of the interest rather than for the entire interest. This option expired unexercised. During the nine months ended April 30, 2016, the Company recognized $500,000 as revenue because the investment did not contain an option to receive shares, and the research and development work related to the product was completed as of April 30, 2016.

5.	Deferred Revenue

On April 16, 2013, Opiant entered into an agreement and subsequently received funding in the amount of $600,000 for the research, development, marketing and commercialization of a product relating to a treatment for opioid addiction. In exchange for this funding, the Company agreed to pay the investor 6.0% of the net profit generated from the product in perpetuity. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. If the product is not introduced to the market and not approved for marketing within 24 months, the investor will have a sixty day option to receive 75,000 shares of common stock in lieu of the 6.0% interest in the product. During the year ended July 31, 2015, the Company recognized $600,000 as revenue because the option to receive the shares of common stock expired unexercised, and the research and development work related to the product was completed as of July 31, 2015.

On May 30, 2013, Opiant  entered into an agreement and subsequently received additional funding totaling $150,000 for the research, development, marketing and commercialization of a product relating to a treatment for opioid addiction. In exchange for this funding, the Company agreed to pay the investor 1.50% of the net profit generated from the product in perpetuity. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. If the product is not introduced to the market and not approved for marketing within 24 months, the investor will have a sixty day option to receive 18,750 shares of common stock in lieu of the 1.50% interest in the product. During the year ended July 31, 2015, the Company recognized $150,000 as revenue because the option to receive shares of common stock expired unexercised, and the research and development work related to the product was completed as of July 31, 2015.

On December 17, 2013, Opiant entered into an agreement and subsequently received additional funding totaling $250,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 0.5% interest in the Company’s Binge Eating Disorder treatment product and pay the investor 0.5% of the net profit generated from this treatment in perpetuity. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. If the product is not approved by the U.S. Food and Drug Administration within 36 months the investor will have a sixty day option to receive 31,250 shares of common stock in lieu of the 0.5% interest in the product.

On May 15, 2014, Opiant entered into an agreement and subsequently received funding from an individual investor in the amount of $300,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 1.5% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 1.5% interest if the treatment is sold or the Company is sold. If the product is not approved by the U.S. Food and Drug Administration within 24 months the investor will have a 60 day option to receive 37,500 shares of common stock in lieu of the 1.5% interest in the product.

On July 22, 2014, Opiant received a $3,000,000 commitment, from which the Company has the right to make capital calls, from a foundation for the research, development, marketing, commercialization, and any other activities connected to the Company’s treatment to reverse opioid overdoses, certain operating expenses, and any other purpose consistent with the goals of the foundation. In exchange for funds invested by the foundation the Company agreed to provide the foundation with pro-rata share up to a 6.0% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net profit is defined as the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The foundation also has rights with respect to its 6.0 % interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback interests from the foundation within two and one half years or after two and a half years of the initial investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. If the product is not approved by the U.S. Food and Drug Administration or an equivalent body in Europe for marketing and is not actually marketed within 24 months the foundation will have a 60 day option to receive shares of the Company’s common stock in lieu of the interest in the treatment at a rate of 10 shares for every dollar of its investment. On July 28, 2014 the Company received an initial investment of $111,470 from the foundation in exchange for a 0.22294% interest. On August 13, 2014, September 8, 2014, November 13, 2014, and February 17, 2015, the Company made capital calls of $422,344, $444,530, $1,033,614, and $988,043, respectively, from the foundation in exchange for 0.844687%, 0.888906%, 2.067228%, and 1.976085% interests, respectively, in the Net Profit as related to the Company’s treatment to reverse opioid overdoses.

On September 9, 2014, Opiant entered into an agreement and subsequently received funding from an individual investor in the amount of $500,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 0.98% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net Profit includes the pre-tax profit received by the Company derived from the sale of the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 0.98% interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback interests from the investor within two and one half years or after two and a half years of the investment at a price of two times or three and a half times, respectively, the relevant investment amount represented by the interests to be bought back. If the product is not introduced to the market and not approved by the U.S. Food and Drug Administration or an equivalent body in Europe and not marketed within 24 months, the investor will have a 60 day option to receive 50,000 shares of common stock in lieu of the interest in the product.

On September 17, 2014, Opiant entered into an agreement and subsequently received funding totaling $500,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 1.0% interest in the Company’s Binge Eating Disorder treatment product and pay the investor 1.0% of the Net Profit generated from this treatment in perpetuity. Net Profit includes the pre-tax profit generated from the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. If the product is not approved by the U.S. Food and Drug Administration within 36 months, the investor will have a sixty day option to receive 62,500 shares of common stock in lieu of the 1.0% interest in the product.

On October 31, 2014, Opiant entered into an agreement and subsequently received funding from an individual investor in the amount of $500,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 0.98% interest in the Net Profit as related to the Company’s treatment to reverse opioid overdoses. Net Profit includes the pre-tax profit received by the Company derived from the sale of the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 0.98% interest if the treatment is sold or the Company is sold. Additionally, the Company may buyback the interest from the investor within two and one half years or after two and a half years but no later than four years of the investment at a price of two times or three and a half times, respectively, of the investment amount. If the product is not introduced to the market and not approved by the FDA or an equivalent body in Europe and not marketed within 24 months, the investor will have a 60 day option to receive 50,000 shares of common stock in lieu of the interest in the product.

On July 20, 2015, Opiant entered into an agreement and subsequently received funding from an individual investor in the amount of $250,000 for use by the Company for any purpose. In exchange for this funding, the Company agreed to provide the investor with a 0.50% interest in the Net Profit as related to the Company’s treatment of binge eating disorder. Net Profit includes the pre-tax profit received by the Company derived from the sale of the product after the deduction of all expenses incurred by and payments made by the Company in connection with the product, including but not limited to an allocation of Company overhead. The investor also has rights with respect to its 0.50% interest if the treatment is sold or the Company is sold. If the product is not introduced to the market and not approved by the FDA or an equivalent body in Europe and not marketed within 36 months, the investor will have a 60 day option to receive 25,000 shares of common stock in lieu of the interest in the product.